Putnam Investments
One Post Office Square
Boston, MA 02109
August 31, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. No. 33-56339) (811-07237) (the “Trust”), on behalf of its Putnam Multi-
Cap Value Fund and Putnam Capital Opportunities Fund, Post-Effective Amendment No. 108 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 108 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 26, 2011.

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 1224.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc:  James Thomas, Ropes and Gray